Leases - Schedule of lease liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Lease liabilities [abstract]
Current lease liabilities	$ (118)	$ (112)
Non-current lease liabilities	(567)	(541)
Lease liabilities	$ (685)	$ (653)